Minimum capital requirements - Capital ratios (Details)	Jun. 18, 2021	Dec. 31, 2021	Dec. 31, 2020
Minimum capital requirements
Net Capital / Required Capital		2.70	2.38
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk		14.84%	14.35%
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements		8.20%	8.20%
Basic Capital / Assets subject to Credit, Market and Operating Risk		17.99%	15.59%
Basic Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements		9.70%	9.70%
Net Capital / Assets subject to Credit Risk		32.57%	28.04%
Net Capital / Assets subject to Credit, Market and Operating Risk		21.56%	19.01%
Net Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements		11.70%	11.70%
Percentage of RWAs	6.50%
Percentage of leverage ratio	3.75%
Maximum percentage of increase in add on total loss absorbing capacity	25.00%
Percentage of periodical increase in add on total loss absorbing capacity	25.00%
Percentage of add on total loss absorbing capacity	100.00%